Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2022
Organization and nature of operations
Schedule of company's principal subsidiaries and consolidated VIEs

As of December 31, 2022, the Company’s principal subsidiaries and the consolidated VIEs are as follows:

			Equity
	Place of	Date of	economic	Principal
Name of subsidiaries and consolidated VIEs	incorporation	incorporation	interest held	activities
Subsidiaries:
Smart Share International Limited	Hong Kong, China	August 15,2017	100%	Investment holding
Zhixiang Technology (Shanghai) Co., Ltd. (“Zhixiang WFOE”)	PRC	June 23,2017	100%	Mobile device charging business
Zhixiang Investment Co., Ltd. (“Zhixiang Investment WFOE”)	PRC	February 26,2021	100%	Investment holding
Zhitong (Xinyi) Technology Co., Ltd.	PRC	March 22, 2021	100%	Mobile device charging business
Zhilang Technology (Tianjin) Co., Ltd.	PRC	April 1,2021	100%	Mobile device charging business
Zhisheng Technology (Tianjin) Co., Ltd.	PRC	June, 2021	100%	Research and development function
Consolidated VIEs
Shanghai Zhixiang Technology Co., Ltd. (“Shanghai Zhixiang”)	PRC	April 28,2017	100%	Research and development function

Schedule of assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	606	90
Accounts receivable, net	1,470	—
Prepayments and other current assets	1,317	4,473
Amounts due from non-VIE subsidiaries of the Company	603,009	591,174
Total current assets	606,402	595,737
Other non-current assets	22	6
Total non-current assets	22	6
Total assets	606,424	595,743

Salary and welfare payable	1,745	2,376
Tax payable	7,548	7,442
Amounts due to non-VIE subsidiaries of the Company	445,029	442,819
Accruals and other current liabilities	1,240	544
Total current liabilities	455,562	453,181
Total liabilities	455,562	453,181

Total shareholders’ equity	150,862	142,562

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Third party revenues	9,413	16,386	11
Inter-company service charge (a)	406,730	103,948	2,554
Third-party costs and expenses	(101,895)	(66,477)	(10,015)
Inter-company costs and expenses	(276,578)	—	—
Other operating loss	(357)	(11,359)	(1,566)
Income from non-operations	—	—	8
Income/(loss) before income tax expense	37,313	42,498	(9,008)
Less: Income tax expense	—	(3,914)	—
Net income/(loss)	37,313	38,584	(9,008)

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Intercompany payments from service charge	(37,271)	(18,255)	(6,500)
Intercompany receipts from service charge	124,193	88,000	14,600
Operating activities with external parties	(85,138)	(73,720)	(8,616)
Net cash generated from/(used in) operating activities	1,784	(3,975)	(516)
Net increase/(decrease) in cash and cash equivalents	1,784	(3,975)	(516)

For the years ended December 31, 2020, 2021 and 2022, there was no cash generated from or used in investing and financing activities of the consolidated VIEs.

Note (a) — For the periods presented, Shanghai Zhixiang was used primarily to facilitate the Group’s internal research and development functions with no material external operations. In consideration for its service, Zhixiang WFOE pays service fees to Shanghai Zhixiang. The service fees are determined by Zhixiang WFOE based on the nature and cost of the research and development activities of Shanghai Zhixiang, which is adjusted and evaluated on periodical basis.